UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                            FORM 13F - NT Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [  ];       Amendment Number:______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Merrill Lynch Trust Company of California
Address:          101 California Street Suite 1310
                  San Francisco, California 94111

13F File Number: 028-7300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sean Gray
Title:   Vice President, Chief Compliance Officer of Regulatory Compliance
Phone:   (732) 627-7589
Signature, Place, and Date of Signing:


/s/ Sean Gray
------------------------------------------
Sean Gray
Signature

Somerset, New Jersey
November 7, 2000

Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT.

[X]      13F NOTICE.

[  ]     13F COMBINATION REPORT.